Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other:
Advances to equity accounted joint ventures (note 6b)	$ 627,477	$ 409,735
Advances to joint venture partner (note 6a)	14,004	14,004
Long-term debt (note 7)	(1,564,935)	(1,413,353)
Carrying Amount Asset (Liability) [Member]
Other:
Advances to equity accounted joint ventures (note 6b)	84,784
Advances to joint venture partner (note 6a)	14,004	14,004
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	625,801	642,166
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 10)
Interest rate swap agreements - assets	108,606	165,687
Interest rate swap agreements - liabilities	(228,448)	(304,220)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Cross currency swap agreement	(11,677)	(2,623)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 10)
Other derivative	3,900	1,100
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 7)	(115,323)	(125,791)
Carrying Amount Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 7)	(1,449,612)	(1,287,562)
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	625,801	642,166
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 10)
Interest rate swap agreements - assets	108,606	165,687
Interest rate swap agreements - liabilities	(228,448)	(304,220)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Cross currency swap agreement	(11,677)	(2,623)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 10)
Other derivative	3,900	1,100
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 7)	(117,774)	(129,439)
Fair Value Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 7)	$ (1,325,842)	$ (1,170,788)